Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events
The Company has evaluated events and transactions that occurred between December 31, 2020 through April 28, 2021, which is the date that the consolidated financial statements were available to be issued for possible recognition or disclosure in the consolidated financial statements.
In January 2021, the Company paid its revolving line of credit to Bank of America. The balance at the time of payoff was $3,012,000.
The Company has begun the process of applying for PPP loan forgiveness in February of 2021, however, there is no assurance that the PPP loans will be forgiven.